Other information (Tables)	12 Months Ended
Dec. 31, 2023
Other information
Schedule of other information
(€ million)	2023	2022	2021
Investment in consolidated subsidiaries and businesses
Current assets	408	147	262
Non-current assets	1,985	1,981	1,124
Net borrowings	(91)	(541)	(486)
Current and non-current liabilities	(622)	(366)	(349)
Net effect of investments	1,680	1,221	551
Goodwill	25	482	1,574
Fair value of investments held before the acquisition of control	(271)	(21)	(99)
Non-controlling interests	(2)	(15)	(4)
Purchase price	1,432	1,667	2,022
less:
Cash and cash equivalents acquired	(155)	(31)	(121)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,277	1,636	1,901

Disposal of consolidated subsidiaries and businesses
Current assets	130	1,377	2
Non-current assets	153	8,618
Net borrowings	180	(2,085)
Current and non-current liabilities	(124)	(2,351)
Net effect of disposals	339	5,559	2
Current value of the stake held for business combinations	(580)	(5,726)
Reclassification among other items of OCI	(7)	(918)
Gain on disposal of business combinations	427	2,704
Fair value of share capital held after the sale of control	414
Credits for divestments	(173)	(1,609)
Selling price	420	10	2
less:
Cash and cash equivalents sold	(25)	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	395	(60)	2

Business combination Unión Fenosa Gas
Investment in Unión Fenosa Gas sold			232
less:
Investments and businesses acquired
Current assets			370
Non-current assets			378
Net borrowings			(128)
Long-term and short-term liabilities			(420)
Total investments and businesses acquired			200
Total net disposals			32
less:
Cash and cash equivalents acquired			42
Business combination Unión Fenosa Gas net of cash and cash equivalent acquired			74

Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	395	(60)	76

Schedule of purchase price allocation of net assets acquired in business combination
(€ million)	Energía Eólica Boreas SLU (Provisional allocation)	Energía Eólica Boreas SLU (Definitive allocation)	PLT (PLT Energia Srl e SEF Srl) (Provisional allocation)	PLT (PLT Energia Srl e SEF Srl) (Definitive allocation)
Current assets	1	1	145	145
Property, plant and equipment	100	100	532	532
Goodwill	18	16	412	390
Other non-current assets	157	160	288	337
Cash and cash equivalent (Net borrowings)	(59)	(59)	(390)	(390)
Current and non-current liabilities	(114)	(115)	(237)	(264)
Net effects of investments	103	103	750	750
Advances paid in 2021	(16)	(16)
Total purchase price	87	87	750	750